Preference shares, convertible loan and warrants (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
StatementsLineItems [Line Items]
Balance	$ 56,854	$ 56,854	$ 123,468	$ 180,870
Change in fair value	14,219	2,068	(70,063)	(59,233)
Change in fair value of convertible preference shares		2,068
Preference shares converted into ordinary shares on 19 December 2018		57,914
Translation difference		(1,008)	3,449	1,831
Balance			56,854	123,468
Series A Preference Shares [Member]
StatementsLineItems [Line Items]
Balance	7,113	7,113	14,366	24,129
Change in fair value			(7,668)	(10,056)
Change in fair value of convertible preference shares		1,659
Preference shares converted into ordinary shares on 19 December 2018		(8,618)
Translation difference		(154)	415	293
Balance			7,113	14,366
Series B Preference Shares [Member]
StatementsLineItems [Line Items]
Balance	9,173	9,173	20,401	31,773
Change in fair value			(11,792)	(11,723)
Change in fair value of convertible preference shares		2,140
Preference shares converted into ordinary shares on 19 December 2018		(11,113)
Translation difference		(200)	564	351
Balance			9,173	20,401
Series C Preference Shares [Member]
StatementsLineItems [Line Items]
Balance	15,608	15,608	40,315	57,724
Change in fair value			(25,756)	(17,973)
Change in fair value of convertible preference shares		3,574
Preference shares converted into ordinary shares on 19 December 2018		(18,842)
Translation difference		(340)	1,049	564
Balance			15,608	40,315
Series D Preference Shares [Member]
StatementsLineItems [Line Items]
Balance	$ 24,960	24,960	48,386	67,244
Change in fair value			(24,847)	(19,481)
Change in fair value of convertible preference shares		(5,305)
Preference shares converted into ordinary shares on 19 December 2018		(19,341)
Translation difference		(314)	1,421	623
Balance			$ 24,960	$ 48,386